Share Capital - Schedule of Fair Value of Stock Options and RSUs Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Value of one ordinary share		$ 1.15
Expected stock price volatility	94.00%	100.00%
Expected stock price volatility, minimum			97.00%
Expected stock price volatility, maximum			100.00%
Expected term (in years)	11 years	11 years	11 years
Risk free interest rate, minimum	0.88%		2.46%
Risk free interest rate, maximum	0.91%		2.93%
Risk free interest rate		1.91%
Dividend yield
Minimum [Member]
Value of one ordinary share	$ 1.21		$ 1.09
Maximum [Member]
Value of one ordinary share	$ 1.45		$ 7.20